Insurance Recoveries - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Hurricane Alex [Member]
Insurance Recoveries [Line Items]
Gain on insurance recoveries related to hurricane damage	$ 0	$ 14.8	$ 0	$ 14.8